Derivative financial instruments - Embedded derivatives (Details) item in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ 36,705,000	$ (20,113,000)
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	246,441	261,530
Embedded derivatives,maturity	January 2020 to May 2020	January 2019 to May 2019
Derivative financial asset liabilities	$ 39,727,000	$ (18,848,000)
Copper concentrate [Member] | Bottom of range [member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 2.567	$ 2.675
Forward pricing	2.793	2.704
Copper concentrate [Member] | Top of range [member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 2.774	$ 2.834
Forward pricing	2.804	2.708
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	4,410	7,711
Embedded derivatives,maturity	January 2020	January 2019
Provisional pricing	$ 2.791	$ 2.810
Forward pricing	2.793	2.704
Derivative financial asset liabilities	$ 9,000	$ (824,000)
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	5,370	3,545
Embedded derivatives,maturity	January 2020 to February 2020	January 2019 to February 2019
Forward pricing	8.025	10.675
Derivative financial asset liabilities	$ (3,031,000)	$ (441,000)
Molybdenum [Member] | Bottom of range [member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	7.857	10.787
Molybdenum [Member] | Top of range [member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 9.724	$ 10.810